Financing Income (Expenses), Net (Schedule of Financing Income (Expenses), Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financing income (expenses), net [Abstract]
Interest income from bank deposits	$ 167	$ 780	$ 2,545
Net change in fair value of derivative financial instruments	443	0	0
Interest income from deferred payment	0	13,511	15,134
Amount reclassified to consolidated statements of profit & loss from capital reserve in respect of cash flow hedges	2,121	0	0
Other income	203	0	0
Financing income	2,934	14,291	17,679
Financing expenses
Interest expenses to banks and others	(51,924)	(24,402)	(22,420)
Amount reclassified to consolidated statements of profit & loss from capital reserve in respect of cash flow hedges	0	(6,300)	(2,743)
Net change in exchange rates	(5,997)	(5,645)	(2,328)
Net change in fair value of derivative financial instruments	0	(1,569)	(1,657)
Early repayment fee (Note 14.B, Note 14.E)	(84,196)	(11,852)	0
Other expenses	(2,178)	(1,406)	(798)
Financing expenses	(144,295)	(51,174)	(29,946)
Net financing expenses	$ (141,361)	$ (36,883)	$ (12,267)